Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
	Mar. 31, 2022	Mar. 31, 2021
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 29,717	¥ 26,800
Payables under securities lending transactions	1,097	843
Obligations to return securities received as collateral	6,826	6,582
Total	37,640	34,225
Overnight and open
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	6,703	6,006
Payables under securities lending transactions	972	789
Obligations to return securities received as collateral	5,782	5,607
Total	13,457	12,402
30 days or less
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	17,050	16,888
Payables under securities lending transactions	95	26
Obligations to return securities received as collateral	450	278
Total	17,595	17,192
31 to 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	3,934	1,973
Payables under securities lending transactions	29	28
Obligations to return securities received as collateral	437	528
Total	4,400	2,529
Over 90 days
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	2,030	1,933
Payables under securities lending transactions	1	0
Obligations to return securities received as collateral	157	169
Total	¥ 2,188	¥ 2,102